ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of Trade Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 12,507	$ 2,137
Accrued royalties and taxes	1,753,580	1,230,012
Accrued other liabilities	39,531	48,911
Accounts payable and accrued liabilities	$ 1,805,618	$ 1,281,060